Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 4,155	$ 3,559
Liabilities Incurred	24	14
Liabilities acquired	0	5
Liabilities Settled	(234)	(221)
Liabilities disposed	(72)	(5)
Change in Estimated Future Cash Flows	276	330
Change in Discount Rates	132	265
Unwinding of Discount on Decommissioning Liabilities (Note 7)	225	220
Exchange Rate Movements and Other	28	(12)
Ending balance	$ 4,534	$ 4,155